SCHEDULE OF OPTION ISSUED AND GRANTED (Details)	12 Months Ended
	Jun. 30, 2021 AUD ($) shares $ / shares	Jun. 30, 2020 AUD ($) shares $ / shares	Jun. 30, 2020 $ / shares
Lodge Corporate Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Grant date for options issued		Mar. 06, 2020
Number of options issued | shares		5,000,000
Dividend yield		0.00%
Historic volatility and expected volatility		141.00%
Option exercise price			$ 0.008
Fair value of options at grant date | (per share)		$ 0.007	0.007
Weighted average exercise price | (per share)		$ 0.008	$ 0.008
Risk-free interest rate		0.36%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount | $		$ 29,340
Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Grant date for options issued		Nov. 28, 2019
Number of options issued | shares		250,000,000
Dividend yield		0.00%
Historic volatility and expected volatility		136.00%
Option exercise price		$ 0.008
Fair value of options at grant date		0.003
Weighted average exercise price		$ 0.008
Risk-free interest rate		0.85%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount | $		$ 1,056,054
Various Underwriters [Member]
IfrsStatementLineItems [Line Items]
Grant date for options issued		Oct. 30, 2019
Number of options issued | shares		250,000,000
Dividend yield		0.00%
Historic volatility and expected volatility		136.00%
Option exercise price		$ 0.008
Fair value of options at grant date		0.003
Weighted average exercise price		$ 0.008
Risk-free interest rate		0.78%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount | $		$ 817,666
Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Grant date for options issued	Dec. 21, 2020	Nov. 28, 2019
Number of options issued | shares	12,850,000	125,000,000
Dividend yield
Historic volatility and expected volatility	155.34%	136.00%
Option exercise price	$ 0.008
Fair value of options at grant date	0.007	$ 0.003
Weighted average exercise price	$ 0.008	$ 0.008
Risk-free interest rate	0.111%	0.85%
Expected life of an option	3 years	3 years
Model used	Binomial	Black-Scholes
Valuation amount | $	$ 72,439	$ 1,056,054
Employee Option Plan [Member]
IfrsStatementLineItems [Line Items]
[custom:GrantDateForWarrantsIssued]	Dec. 21, 2020
[custom:WarrantsIssued-0] | shares	12,850,000